Borrowings and Debt Securities : Local debt securities and Foreign debt securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)
Debt Instrument [Line Items]
Bonds issued		₩ 64,753,535	₩ 63,261,668
Less : Discount on debt securities		(147,500)	(91,700)
Add : Premium on debt securities		1,366	1,696
Less : Current portion of debt securities		(8,565,301)	(7,545,485)
Add : Current portion of discount on debt securities		3,677	2,780
Less: Current portion of premium on foreign debt securities		0	0
Total		56,045,777	55,628,959
Local Debt securities
Debt Instrument [Line Items]
Bonds issued		54,273,577	52,913,577
Less : Discount on debt securities		(46,730)	(42,274)
Less : Current portion of debt securities		(7,243,217)	(6,340,000)
Add : Current portion of discount on debt securities		2,108	1,409
Total		₩ 46,985,738	₩ 46,532,712
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2011.05.06 ~2020.11.04	2011.05.06 ~2020.11.04
Debt Instrument, Maturity Date, Description		2021.02.08 ~2049.10.24	2021.02.08 ~2049.10.24
Interest rate (%)		1.02~4.58	1.02~4.58
Bonds issued		₩ 27,810,000	₩ 28,450,000
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2009.10.16 ~2020.12.22	2009.10.16 ~2020.12.22
Debt Instrument, Maturity Date, Description		2021.01.11 ~2050.12.22	2021.01.11 ~2050.12.22
Interest rate (%)		1.00~6.00	1.00~6.00
Bonds issued	[1]	₩ 26,463,577	₩ 24,463,577
Foreign Debt securities
Debt Instrument [Line Items]
Bonds issued		10,479,958	10,348,091
Less : Discount on debt securities		(100,770)	(49,426)
Add : Premium on debt securities		1,366	1,696
Less : Current portion of debt securities		(1,322,084)	(1,205,485)
Add : Current portion of discount on debt securities		1,569	1,371
Less: Current portion of premium on foreign debt securities		0	0
Total		₩ 9,060,039	₩ 9,096,247
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1996.04.01~1996.12.06	1996.04.01~1996.12.06
Debt Instrument, Maturity Date, Description		2026.12.01~2096.04.01	2026.12.01~2096.04.01
Interest rate (%)		6.00~7.95	6.00~7.95
Bonds issued		₩ 303,227	₩ 288,379	$ 278,701						$ 249,074
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1997.01.31~1997.08.04	1997.01.31~1997.08.04
Debt Instrument, Maturity Date, Description		2027.02.01~2027.08.01	2027.02.01~2027.08.01
Interest rate (%)		6.75~7.00	6.75~7.00
Bonds issued		₩ 342,412	₩ 364,379	314,717						314,717
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Debt Instrument, Maturity Date, Description		2034.04.23	2034.04.23
Interest rate (%)		5.13	5.13
Bonds issued		₩ 312,169	₩ 332,196	286,920						286,920
FY-11
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2011.07.13	2011.07.13
Debt Instrument, Maturity Date, Description		2021.07.13	2021.07.13
Interest rate (%)		4.75	4.75
Bonds issued		₩ 544,000	₩ 578,900	500,000						500,000
FY-12
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19	2012.09.19
Debt Instrument, Maturity Date, Description		2022.09.19	2022.09.19
Interest rate (%)		3.00	3.00
Bonds issued		₩ 816,000	₩ 868,350	750,000						750,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2013.09.25
Debt Instrument, Maturity Date, Description			2020.09.25
Interest rate (%)			5.75
Bonds issued			₩ 263,361										$ 325,000
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2014.07.30	2014.07.30~2014.12.02
Debt Instrument, Maturity Date, Description		2029.07.30	2020.06.02~2029.07.30
Interest rate (%)		3.57	2.50~3.57
Bonds issued		₩ 108,800	₩ 694,680	100,000						600,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2015.06.15	2015.06.15
Debt Instrument, Maturity Date, Description		2025.06.15	2025.06.15
Interest rate (%)		3.25	3.25
Bonds issued		₩ 326,400	₩ 347,340	300,000						300,000
FY-16
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2016.01.21	2016.01.21
Debt Instrument, Maturity Date, Description		2021.07.21	2021.07.21
Interest rate (%)		2.50	2.50
Bonds issued		₩ 326,400	₩ 347,340	300,000						300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.06.19~2017.07.25	2017.04.12~2017.07.25
Debt Instrument, Maturity Date, Description		2022.06.19~2027.07.25	2020.04.12~2027.07.25
Interest rate (%)		2.63~3.13	2.38~3.13
Bonds issued		₩ 870,400	₩ 1,273,580	800,000						1,100,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.10.30	2017.10.30
Debt Instrument, Maturity Date, Description		2037.10.30	2037.10.30
Interest rate (%)		1.70	1.70
Bonds issued		₩ 53,530	₩ 51,897					€ 40,000						€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.11.16	2017.11.16
Debt Instrument, Maturity Date, Description		2037.11.16	2037.11.16
Interest rate (%)		2.36	2.36
Bonds issued		₩ 59,747	₩ 55,737						kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.01.29~2018.07.25	2018.01.29~2018.07.25
Debt Instrument, Maturity Date, Description		2021.01.29~2023.07.25	2021.01.29~2023.07.25
Interest rate (%)		3.00~3.88	3.00~3.88
Bonds issued		₩ 1,958,400	₩ 2,084,040	1,800,000						1,800,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.03.13	2018.03.13
Debt Instrument, Maturity Date, Description		2028.03.13	2028.03.13
Interest rate (%)		3.35	3.35
Bonds issued		₩ 231,578	₩ 245,289		$ 1,650,000						$ 1,650,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.01.22~2019.06.24	2019.01.22~2019.06.24
Debt Instrument, Maturity Date, Description		2022.01.22~2024.06.24	2022.01.22~2024.06.24
Interest rate (%)		2.50~3.38	2.50~3.38
Bonds issued		₩ 870,400	₩ 926,240	800,000						800,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.02.27	2019.02.27
Debt Instrument, Maturity Date, Description		2024.02.27	2024.02.27
Interest rate (%)		0.13	0.13
Bonds issued		₩ 246,866	₩ 239,104			SFr 200,000						SFr 200,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.19	2019.07.19
Debt Instrument, Maturity Date, Description		2024.07.19~2027.07.19	2024.07.19~2027.07.19
Interest rate (%)		0.00~0.05	0.00~0.05
Bonds issued		₩ 370,299	₩ 358,656			SFr 300,000						SFr 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.22	2019.07.22
Debt Instrument, Maturity Date, Description		2022.07.22	2022.07.22
Interest rate (%)		2.38	2.38
Bonds issued		₩ 326,400	₩ 347,340	300,000						300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.10.30	2019.10.30
Debt Instrument, Maturity Date, Description		2024.10.30	2024.10.30
Interest rate (%)		3M BBSW+0.97	3M BBSW+0.97
Bonds issued		₩ 250,968	₩ 243,102				$ 300,000						$ 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.12.19	2019.12.19
Debt Instrument, Maturity Date, Description		2037.12.31	2037.12.31
Interest rate (%)		3.30~5.70	3.30~5.70
Bonds issued		₩ 421,163	₩ 438,181	387,098						$ 378,460
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.02.03
Debt Instrument, Maturity Date, Description		2025.02.03
Interest rate (%)		2.13
Bonds issued		₩ 326,400		300,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.06.15
Debt Instrument, Maturity Date, Description		2025.06.15
Interest rate (%)		1.13
Bonds issued		₩ 544,000		500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.05.06
Debt Instrument, Maturity Date, Description		2025.05.06
Interest rate (%)		1.75
Bonds issued		₩ 544,000		500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.08.03
Debt Instrument, Maturity Date, Description		2026.02.03
Interest rate (%)		0.61
Bonds issued		₩ 326,399		$ 300,000

[1]	Among the corporate bonds, each holder of Hee mang sunlight Power Co., Ltd.'s private equity bonds, amounting to KRW2,697 million, may exercise the right of early redemption on the 5th year (March 31, 2021) from the date of issuance of the bond and every year on March 31 thereafter, until the year before the redemption date.